S000005567 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended	365 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.15%	13.15%		14.29%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	13.01%	3.18%		9.57%
Lipper Small-Cap Growth Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.15%	2.52%		10.17%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		5.36%	3.37%		10.73%
Performance Inception Date						Aug. 01, 1995
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.65%	1.80%		8.64%
Performance Inception Date						Aug. 01, 1995
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.43%	2.28%		8.10%
Performance Inception Date						Aug. 01, 1995
Class I
Prospectus [Line Items]
Average Annual Return, Percent		12.12%	4.86%		11.67%
Performance Inception Date						Aug. 01, 1995
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		12.28%	5.01%	12.89%
Performance Inception Date				Jun. 30, 2016
Class R6 | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]			14.65%
Class R6 | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]			10.28%
Class R6 | Lipper Small-Cap Growth Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]			10.84%

[1]
An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

[2]	An index designed to measure the performance of those Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Growth Funds Classification.